Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Deferred income tax assets:
Accrued liabilities	$ 10,420	$ 14,423
Provision for bad debt	12,530	16,472
Operating lease liabilities	74,115	75,141
Acquisition and transaction costs	3,770	4,262
Net operating losses	82,304	54,655
Interest expense	33,163	21,903
Other deferred tax assets	4,798	4,205
Total gross deferred income tax assets	221,100	191,061
Valuation allowance	(58,312)	(22,581)
Total gross deferred income tax assets, net of valuation allowance	162,788	168,480
Deferred income tax liabilities:
Goodwill	26,563	36,374
Trade name/trademark	114,451	179,503
Operating right-of-use assets	63,252	63,531
Depreciation	22,089	24,188
Other deferred tax liabilities	3,892	3,431
Total gross deferred income tax liabilities	230,247	307,027
Net deferred income tax liabilities	$ 67,459	$ 138,547